l  Page #

October 22, 2002

Ameristock Mutual Fund, Inc.

1320 Harbor Bay Parkway, Suite 145

Alameda, CA  94502

October 17, 2002

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street N. W.

Washington, DC  20549

Re:

Ameristock Mutual Fund, Inc.

File Nos.

333-98276

811-09090

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced funds effective October 15, 2002 do not differ from those filed in the post-effective amendment no. 9 of the same date, which was filed electronically.

Sincerely,

/s/ Howard Mah

Howard Mah

Secretary

Enc.